Non-Current Assets - Plant and Equipment	12 Months Ended
Jun. 30, 2025
Statements [Line Items]
Non-Current Assets - Plant and Equipment
NOTE 13. NON-CURRENT ASSETS – PLANT AND EQUIPMENT

	Plant and Equipment	Computers	Furniture and Fittings	Total
At June 30, 2023	A$	A$	A$	A$
Cost or fair value	506,059	182,397	39,394	727,850
Accumulated depreciation	(454,288)	(158,004)	(32,414)	(644,706)

Net Book amount	51,771	24,393	6,980	83,144

Fiscal Year ended June 30, 2024
Opening net book amount	51,771	24,393	6,980	83,144
Exchange differences	(540)	(34)	(40)	(614)
Additions	—	24,966	4,249	29,215
Disposals	—	(41)	—	(41)
Depreciation charges	(23,950)	(19,820)	(4,789)	(48,559)

Closing net book amount	27,281	29,464	6,400	63,145

At June 30, 2024
Cost or fair value	504,844	206,836	43,477	755,157
Accumulated depreciation	(477,563)	(177,372)	(37,077)	(692,012)

Net book amount	27,281	29,464	6,400	63,145

Fiscal Year ended June 30, 2025
Opening net book amount	27,281	29,464	6,400	63,145
Exchange differences	1,756	1,595	359	3,710
Additions	25,104	20,665	—	45,769
Disposals	(1,193)	—	—	(1,193)
Depreciation charge	(22,764)	(19,591)	(5,618)	(47,973)

Closing net book amount	30,184	32,133	1,141	63,458

At June 30, 2025
Cost or fair value	532,006	230,125	44,240	806,371
Accumulated depreciation	(501,822)	(197,992)	(43,099)	(742,913)

Net book amount	30,184	32,133	1,141	63,458